Other Provisions (Details) - Schedule of other provisions - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Other Provisions (Details) - Schedule of other provisions [Line Items]
Provisions		S/ 484,326	S/ 387,993
Provisions, current		154,829	92,757
Provisions, not current		329,497	295,236
Legal claims [Member]
Other Provisions (Details) - Schedule of other provisions [Line Items]
Provisions	[1]	364,385	326,868
Provisions, current	[1]	117,520	78,627
Provisions, not current	[1]	246,865	248,241
Tax claims [Member]
Other Provisions (Details) - Schedule of other provisions [Line Items]
Provisions		37,466	8,176
Provisions, current		16,776	3,293
Provisions, not current		20,690	4,883
Provision for well closure [Member]
Other Provisions (Details) - Schedule of other provisions [Line Items]
Provisions	[2]	82,475	52,949
Provisions, current	[2]	20,533	10,837
Provisions, not current	[2]	S/ 61,942	S/ 42,112

[1]	Additions for legal claims correspond to:
[2]	Provision for closure corresponds mainly to: